Vanguard 0-3 Month Treasury Bill ETF Shareholder Fees - ETF [Member] - Vanguard 0-3 Month Treasury Bill ETF - ETF Shares	Dec. 31, 2025 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0

[1]	None through Vanguard (Broker fees vary)